LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 1,276	R$ 1,589
Expenses relating to low-value assets	40	34
Total	R$ 1,316	R$ 1,623